Provisions - Disclosure of Changes in Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [table]
Other provisions at beginning of period	€ 495	€ 392
Increases	123	246
Decreases	(164)	(143)
Other provisions at end of period	454	495
Non-Current Other Provisions
Disclosure of other provisions [table]
Other provisions at beginning of period	331	337
Increases	83	82
Decreases	0	(88)
Other provisions at end of period	414	331
Lump-Sum Retirement Benefits
Disclosure of other provisions [table]
Other provisions at beginning of period	331	337
Increases	83	82
Decreases	0	(88)
Other provisions at end of period	414	331
Current Other Provisions
Disclosure of other provisions [table]
Other provisions at beginning of period	164	55
Increases	40	164
Decreases	(164)	(55)
Other provisions at end of period	40	164
Provisions for disputes
Disclosure of other provisions [table]
Other provisions at beginning of period	0	55
Increases	40	0
Decreases	0	(55)
Other provisions at end of period	40	0
Provision for charges
Disclosure of other provisions [table]
Other provisions at beginning of period	164	0
Increases	0	164
Decreases	(164)	0
Other provisions at end of period	€ 0	€ 164